Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000230952 | U.S. Treasury Bills8665251
Holdings [Line Items]
Percent of Total Investments	5.80%
C000230952 | U.S. Treasury Bills8665239
Holdings [Line Items]
Percent of Total Investments	5.00%
C000230952 | U.S. Treasury Bills8665242
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230952 | FHLB8664663
Holdings [Line Items]
Percent of Total Investments	3.30%
C000230952 | U.S. Treasury Bills8665236
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230952 | U.S. Treasury Bills8665258
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230952 | U.S. Treasury Bills8665248
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230952 | U.S. Treasury Bills8665255
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230952 | U.S. Treasury Notes8665229
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230952 | U.S. Treasury Bills8665232
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230952 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230952 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230952 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230952 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000230952 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000230952 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000230952 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000230950 | U.S. Treasury Notes8665458
Holdings [Line Items]
Percent of Total Investments	6.40%
C000230950 | U.S. Treasury Notes8665463
Holdings [Line Items]
Percent of Total Investments	5.60%
C000230950 | U.S. Treasury Notes8665472
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230950 | U.S. Treasury Notes8665469
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230950 | U.S. Treasury Notes8665453
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230950 | U.S. Treasury Notes8665476
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230950 | U.S. Treasury Notes8665466
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230950 | U.S. Treasury Notes8665460
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230950 | U.S. Treasury Notes8665450
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230950 | U.S. Treasury Notes8665474
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230950 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000230950 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230950 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230950 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000230950 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000230950 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000230950 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230950 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230950 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230950 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230950 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230947 | U.S. Treasury Notes8666159
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230947 | U.S. Treasury Notes8666156
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230947 | U.S. Treasury Notes8666151
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230947 | U.S. Treasury Notes8666148
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230947 | GNMA8666063
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230947 | U.S. Treasury Inflation Indexed Bonds8666020
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230947 | U.S. Treasury Notes8666153
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230947 | U.S. Treasury Notes8667237
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230947 | U.S. Treasury Notes8668644
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230947 | GNMA8666065
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230947 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000230947 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230947 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000230947 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000230947 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230947 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230947 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230947 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230947 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230946 | U.S. Treasury Notes8666159
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230946 | U.S. Treasury Notes8666156
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230946 | U.S. Treasury Notes8666151
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230946 | U.S. Treasury Notes8666148
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230946 | GNMA8666063
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230946 | U.S. Treasury Inflation Indexed Bonds8666020
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230946 | U.S. Treasury Notes8666153
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230946 | U.S. Treasury Notes8667237
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230946 | U.S. Treasury Notes8668644
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230946 | GNMA8666065
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230946 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000230946 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230946 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000230946 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000230946 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230946 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230946 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230946 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230946 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230949 | U.S. Treasury Notes8666120
Holdings [Line Items]
Percent of Total Investments	7.30%
C000230949 | U.S. Treasury Notes8665614
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230949 | U.S. Treasury Notes8665612
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230949 | U.S. Treasury Notes8665621
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230949 | U.S. Treasury Notes8665617
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230949 | U.S. Treasury Notes8665619
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230949 | GNMA8665524
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230949 | GNMA8665527
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230949 | GNMA8665521
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230949 | U.S. Treasury Notes8665610
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230949 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000230949 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230949 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000230949 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000230949 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000230949 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230949 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230949 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230949 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230949 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230948 | U.S. Treasury Notes8666120
Holdings [Line Items]
Percent of Total Investments	7.30%
C000230948 | U.S. Treasury Notes8665614
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230948 | U.S. Treasury Notes8665612
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230948 | U.S. Treasury Notes8665621
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230948 | U.S. Treasury Notes8665617
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230948 | U.S. Treasury Notes8665619
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230948 | GNMA8665524
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230948 | GNMA8665527
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230948 | GNMA8665521
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230948 | U.S. Treasury Notes8665610
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230948 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000230948 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230948 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000230948 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000230948 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000230948 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230948 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230948 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230948 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230948 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230953 | Apple8667355
Holdings [Line Items]
Percent of Total Investments	6.90%
C000230953 | Microsoft8668078
Holdings [Line Items]
Percent of Total Investments	6.40%
C000230953 | NVIDIA8668156
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230953 | Amazon.com8667312
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230953 | Meta Platforms8668064
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230953 | Berkshire Hathaway8667427
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230953 | Alphabet8667307
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230953 | Broadcom8667443
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230953 | Tesla8668406
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230953 | Alphabet8667309
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230953 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230953 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230953 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230953 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230953 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230953 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230953 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000230953 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230953 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000230953 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000230953 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000230953 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000230951 | Mr Cooper Group8670521
Holdings [Line Items]
Percent of Total Investments	0.60%
C000230951 | Qorvo8670640
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Armstrong World Industries8669830
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | TG Therapeutics8670729
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Stride8670711
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | SPX Technologies8670698
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Badger Meter8669876
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Teleflex8670724
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Brinker International8669924
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Essential Properties Realty Trust8670136
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230951 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230951 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230951 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230951 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230951 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230951 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230951 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230951 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230951 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000230951 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000230951 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230951 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230951 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000230951 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000230966 | Microsoft8668775
Holdings [Line Items]
Percent of Total Investments	5.80%
C000230966 | Apple8668747
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230966 | Amazon.com8668732
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230966 | NVIDIA8668784
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230966 | Meta Platforms8668769
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230966 | Broadcom8668751
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230966 | TransDigm Group8668798
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230966 | Linde8668766
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230966 | Visa8668803
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230966 | Salesforce8668791
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230966 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230966 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230966 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000230966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000230966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000230966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000230965 | Microsoft8668775
Holdings [Line Items]
Percent of Total Investments	5.80%
C000230965 | Apple8668747
Holdings [Line Items]
Percent of Total Investments	4.30%
C000230965 | Amazon.com8668732
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230965 | NVIDIA8668784
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230965 | Meta Platforms8668769
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230965 | Broadcom8668751
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230965 | TransDigm Group8668798
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230965 | Linde8668766
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230965 | Visa8668803
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230965 | Salesforce8668791
Holdings [Line Items]
Percent of Total Investments	1.90%
C000230965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230965 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230965 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000230965 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000230965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000230965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000230954 | Tencent Holdings8669347
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230954 | Taiwan Semiconductor Manufacturing8669080
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230954 | Nintendo8669453
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230954 | SAP8669215
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230954 | 3i Group8669620
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230954 | Siemens Energy8669615
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230954 | Deutsche Telekom8669199
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230954 | Spotify Technology8669673
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230954 | Sea8669642
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230954 | Taiwan Semiconductor Manufacturing8669117
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230954 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230954 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230954 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230954 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230954 | India
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230954 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230954 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230954 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230954 | China
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230954 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000230954 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000230954 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000230954 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000230955 | Tencent Holdings8669347
Holdings [Line Items]
Percent of Total Investments	2.60%
C000230955 | Taiwan Semiconductor Manufacturing8669080
Holdings [Line Items]
Percent of Total Investments	2.40%
C000230955 | Nintendo8669453
Holdings [Line Items]
Percent of Total Investments	2.10%
C000230955 | SAP8669215
Holdings [Line Items]
Percent of Total Investments	2.00%
C000230955 | 3i Group8669620
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230955 | Siemens Energy8669615
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230955 | Deutsche Telekom8669199
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230955 | Spotify Technology8669673
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230955 | Sea8669642
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230955 | Taiwan Semiconductor Manufacturing8669117
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230955 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230955 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230955 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230955 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230955 | India
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230955 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230955 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230955 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230955 | China
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230955 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000230955 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000230955 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000230955 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000230956 | Buzzi8670164
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230956 | iShares MSCI EAFE Small-Capital ETF8670274
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230956 | Viscofan8670128
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230956 | Alten8670134
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230956 | MEITEC Group Holdings8670191
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230956 | Orix JREIT8670198
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230956 | IMI8670001
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | Nomad Foods8670251
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | DTS8670172
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230956 | Tate & Lyle8670154
Holdings [Line Items]
Percent of Total Investments	0.80%
C000230956 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230956 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230956 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230956 | India
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230956 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230956 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230956 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000230956 | France
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230956 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230956 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000230956 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230956 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230956 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230956 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230958 | Catholic Responsible Investments Bond Fund8670283
Holdings [Line Items]
Percent of Total Investments	27.20%
C000230958 | Catholic Responsible Investments Equity Index Fund8670286
Holdings [Line Items]
Percent of Total Investments	22.90%
C000230958 | Catholic Responsible Investments Opportunistic Bond Fund8670298
Holdings [Line Items]
Percent of Total Investments	13.60%
C000230958 | Catholic Responsible Investments Short Duration Bond Fund8670301
Holdings [Line Items]
Percent of Total Investments	13.60%
C000230958 | Catholic Responsible Investments International Equity Fund8670289
Holdings [Line Items]
Percent of Total Investments	9.10%
C000230958 | Catholic Responsible Investments Multi-Style US Equity Fund8670295
Holdings [Line Items]
Percent of Total Investments	6.90%
C000230958 | Catholic Responsible Investments Small-Cap Fund8670304
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230958 | Catholic Responsible Investments International Small-Cap Fund8670292
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230958 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230957 | Catholic Responsible Investments Bond Fund8670283
Holdings [Line Items]
Percent of Total Investments	27.20%
C000230957 | Catholic Responsible Investments Equity Index Fund8670286
Holdings [Line Items]
Percent of Total Investments	22.90%
C000230957 | Catholic Responsible Investments Opportunistic Bond Fund8670298
Holdings [Line Items]
Percent of Total Investments	13.60%
C000230957 | Catholic Responsible Investments Short Duration Bond Fund8670301
Holdings [Line Items]
Percent of Total Investments	13.60%
C000230957 | Catholic Responsible Investments International Equity Fund8670289
Holdings [Line Items]
Percent of Total Investments	9.10%
C000230957 | Catholic Responsible Investments Multi-Style US Equity Fund8670295
Holdings [Line Items]
Percent of Total Investments	6.90%
C000230957 | Catholic Responsible Investments Small-Cap Fund8670304
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230957 | Catholic Responsible Investments International Small-Cap Fund8670292
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230957 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230959 | Catholic Responsible Investments Multi-Style US Equity Fund8670358
Holdings [Line Items]
Percent of Total Investments	24.30%
C000230959 | Catholic Responsible Investments Bond Fund8670346
Holdings [Line Items]
Percent of Total Investments	19.40%
C000230959 | Catholic Responsible Investments Equity Index Fund8670349
Holdings [Line Items]
Percent of Total Investments	15.10%
C000230959 | Catholic Responsible Investments International Equity Fund8670352
Holdings [Line Items]
Percent of Total Investments	12.60%
C000230959 | Catholic Responsible Investments Opportunistic Bond Fund8670361
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230959 | Catholic Responsible Investments Short Duration Bond Fund8670364
Holdings [Line Items]
Percent of Total Investments	9.60%
C000230959 | Catholic Responsible Investments Small-Cap Fund8670344
Holdings [Line Items]
Percent of Total Investments	6.10%
C000230959 | Catholic Responsible Investments International Small-Cap Fund8670355
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230959 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230960 | Catholic Responsible Investments Multi-Style US Equity Fund8670358
Holdings [Line Items]
Percent of Total Investments	24.30%
C000230960 | Catholic Responsible Investments Bond Fund8670346
Holdings [Line Items]
Percent of Total Investments	19.40%
C000230960 | Catholic Responsible Investments Equity Index Fund8670349
Holdings [Line Items]
Percent of Total Investments	15.10%
C000230960 | Catholic Responsible Investments International Equity Fund8670352
Holdings [Line Items]
Percent of Total Investments	12.60%
C000230960 | Catholic Responsible Investments Opportunistic Bond Fund8670361
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230960 | Catholic Responsible Investments Short Duration Bond Fund8670364
Holdings [Line Items]
Percent of Total Investments	9.60%
C000230960 | Catholic Responsible Investments Small-Cap Fund8670344
Holdings [Line Items]
Percent of Total Investments	6.10%
C000230960 | Catholic Responsible Investments International Small-Cap Fund8670355
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230960 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230961 | Catholic Responsible Investments Equity Index Fund8670315
Holdings [Line Items]
Percent of Total Investments	39.40%
C000230961 | Catholic Responsible Investments Bond Fund8670311
Holdings [Line Items]
Percent of Total Investments	19.40%
C000230961 | Catholic Responsible Investments International Equity Fund8670318
Holdings [Line Items]
Percent of Total Investments	12.60%
C000230961 | Catholic Responsible Investments Opportunistic Bond Fund8670324
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230961 | Catholic Responsible Investments Short Duration Bond Fund8670327
Holdings [Line Items]
Percent of Total Investments	9.60%
C000230961 | Catholic Responsible Investments Small-Cap Fund8670330
Holdings [Line Items]
Percent of Total Investments	6.10%
C000230961 | Catholic Responsible Investments International Small-Cap Fund8670320
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230961 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230962 | Catholic Responsible Investments Equity Index Fund8670315
Holdings [Line Items]
Percent of Total Investments	39.40%
C000230962 | Catholic Responsible Investments Bond Fund8670311
Holdings [Line Items]
Percent of Total Investments	19.40%
C000230962 | Catholic Responsible Investments International Equity Fund8670318
Holdings [Line Items]
Percent of Total Investments	12.60%
C000230962 | Catholic Responsible Investments Opportunistic Bond Fund8670324
Holdings [Line Items]
Percent of Total Investments	9.70%
C000230962 | Catholic Responsible Investments Short Duration Bond Fund8670327
Holdings [Line Items]
Percent of Total Investments	9.60%
C000230962 | Catholic Responsible Investments Small-Cap Fund8670330
Holdings [Line Items]
Percent of Total Investments	6.10%
C000230962 | Catholic Responsible Investments International Small-Cap Fund8670320
Holdings [Line Items]
Percent of Total Investments	3.10%
C000230962 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000230963 | Catholic Responsible Investments Equity Index Fund8670378
Holdings [Line Items]
Percent of Total Investments	33.80%
C000230963 | Catholic Responsible Investments International Equity Fund8670381
Holdings [Line Items]
Percent of Total Investments	15.60%
C000230963 | Catholic Responsible Investments Multi-Style US Equity Fund8670387
Holdings [Line Items]
Percent of Total Investments	15.10%
C000230963 | Catholic Responsible Investments Bond Fund8670375
Holdings [Line Items]
Percent of Total Investments	12.00%
C000230963 | Catholic Responsible Investments Small-Cap Fund8670396
Holdings [Line Items]
Percent of Total Investments	7.50%
C000230963 | Catholic Responsible Investments Opportunistic Bond Fund8670390
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230963 | Catholic Responsible Investments Short Duration Bond Fund8670393
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230963 | Catholic Responsible Investments International Small-Cap Fund8670384
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230963 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000230964 | Catholic Responsible Investments Equity Index Fund8670378
Holdings [Line Items]
Percent of Total Investments	33.80%
C000230964 | Catholic Responsible Investments International Equity Fund8670381
Holdings [Line Items]
Percent of Total Investments	15.60%
C000230964 | Catholic Responsible Investments Multi-Style US Equity Fund8670387
Holdings [Line Items]
Percent of Total Investments	15.10%
C000230964 | Catholic Responsible Investments Bond Fund8670375
Holdings [Line Items]
Percent of Total Investments	12.00%
C000230964 | Catholic Responsible Investments Small-Cap Fund8670396
Holdings [Line Items]
Percent of Total Investments	7.50%
C000230964 | Catholic Responsible Investments Opportunistic Bond Fund8670390
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230964 | Catholic Responsible Investments Short Duration Bond Fund8670393
Holdings [Line Items]
Percent of Total Investments	6.00%
C000230964 | Catholic Responsible Investments International Small-Cap Fund8670384
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230964 | Open-End Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	99.70%